Other Non-current Assets - Transfer to Available for sale category (Details) $ in Thousands		12 Months Ended
	Mar. 28, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Available for sale securities at fair value and unrealized losses
Amortized cost basis			$ 65,269
Fair value			28,891
Unrealized loss on available for sale securities			(36,378)
Unrealized loss on available for sale securities
Beginning balance, Unrealized loss on available for sale securities		$ (36,378)	(26,607)
Unrealized loss on available for sale securities			(9,771)	$ (26,607)
Ending balance, Unrealized loss on available for sale securities			$ (36,378)	(26,607)
Number of vessels to install scrubbers | item			7
Number of vessels on which the Company has option to install scrubbers | item			2
Estimated cost of scrubbers			$ 21,600
Advances for scrubbers installation			5,000
Straight-lining of company's revenue			23,100	10,800
Expected
Unrealized loss on available for sale securities
Payment of scrubbers installation cost		$ 16,600
ZIM notes
Available for sale securities at fair value and unrealized losses
Amortized cost basis			44,676
Fair value			21,044
Unrealized loss on available for sale securities			(23,632)
HMM notes
Available for sale securities at fair value and unrealized losses
Amortized cost basis			20,593
Fair value			7,847
Unrealized loss on available for sale securities			$ (12,746)
Loan Notes 1 HMM | HMM
Other Non-current Assets
Principal amount of Loan Notes sold	$ 13,000
Amortized costs	8,600
Proceeds from sale of notes receivable	$ 6,200
Loan Notes 1 HMM | HMM | Other income/(expenses), net
Other Non-current Assets
Loss on sale of notes receivable				$ 2,400